Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions [Abstract]
Loans and Leases Receivable, Related Parties	$ 114,357	$ 35,632	$ 67,717